CORPORATE AND SUBSIDIARY BORROWINGS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 09, 2022	Dec. 31, 2021	Jun. 28, 2021
Debt Instrument [Line Items]
Credit facility, amount outstanding		$ 400,000,000		$ 200,000,000
Subsidiary borrowings	$ 1,492,000,000		$ 0
Line of Credit | Revolving Credit Facility | Brookfield Corporation
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	400,000,000
Credit facility, amount outstanding	0
Line of Credit | Revolving Credit Facility | Bilateral Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	500,000,000
Credit facility, amount outstanding	356,000,000
Line of Credit | Revolving Credit Facility | Temporary Warehousing Investments
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 1,000,000,000
Credit facility, term	364 days
Warehouse borrowings, amount outstanding	$ 804,000,000
Line of Credit | Revolving Credit Facility | Secured Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 1,000,000,000
Credit facility, term	364 days
Subsidiary borrowings
Debt Instrument [Line Items]
Subsidiary borrowings, maturing in 2027	$ 1,000,000,000
Subsidiary borrowings, maturing in 2032	$ 492,000,000